Convertible notes payable (Tables)	12 Months Ended
Dec. 31, 2024
Convertible notes payable
Schedule of convertible notes payable
						Principal Balance as of
Ref No.		Date of Note	Original Principal		Interest	December 31,	December 31,
		Issuance	Balance	Maturity Date	Rate %	2024	2023
1	*/***	6/16/2021	$20,000	12/16/2021	10	$20,000	$20,000
2	*/***	6/17/2021	50,000	12/17/2021	10	50,000	50,000
3	*/***	6/18/2021	50,000	12/18/2021	10	50,000	50,000
4	*/***	7/2/2021	16,000	1/2/2022	10	16,000	16,000
5	*/***	8/4/2021	7,000	2/4/2022	10	7,000	7,000
6	*/***	8/16/2021	54,360	2/16/2022	10	54,360	54,360
7	*/***	9/10/2021	54,360	3/10/2022	10	54,360	54,360
8	*/***	10/18/2021	54,360	4/18/2022	10	54,360	54,360
9	*/***	6/30/2023	25,000	12/30/2023	10	25,000	25,000
10	**	9/28/2023	80,000	3/28/2024	6	80,000	80,000
11	**	9/29/2023	80,000	3/29/2024	6	80,000	80,000
12	**	10/1/2023	10,000	3/31/2024	6	10,000	10,000
13	*	10/13/2023	19,750	3/28/2024	10	19,750	19,750
12	**	8/7/2024	30,000	2/7/2025	6	30,000	-
13	**	8/26/2024	30,000	2/26/2025	6	30,000	-
14	**	10/29/2024	7,000	4/29/2025	6	7,000	-
15	**	11/27/2024	25,000	5/27/2025	6	25,000	-
16	**	12/2/2024	25,000	6/2/2025	6	25,000	-
17	**	12/9/2024	25,000	6/9/2025	6	25,000	-
18	**	12/18/2024	18,505	3/28/2024	10	18,505	-
		Total				$681,335	$520,830
		Total Current				$681,335	$520,830
		Total Long Term				$-	$-
		Less unamortized discount				$-	$(6,467)
		Carrying value				$681,335	$514,363